Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the Six Months Ended June 30,
	2025	2024
Current	$2,621	$(410)
Deferred	(1,693,253)	(144,541)
Income tax expense (benefit)	$(1,690,631)	$(144,951)

Schedule of Reconciles China Statutory Rates

The following table reconciles China statutory rates to the Group’s effective tax rate:

	For the Six Months Ended June 30,
	2025	2024
PRC statutory rates	25.0%	25.0%
Preferential tax rates	0.1%	(1.9)%
R&D credits	0.6%	1.2%
Change in valuation allowance and others	(16.3)%	(23.3)%
Effective tax rate	9.4%	1.0%

Schedule of Deferred Tax Assets	The significant components of the deferred tax assets and liabilities are as follows:
	June 30, 2025	December 31, 2024
Deferred tax assets:
Provision for credit losses	$1,307,197	$1,483,285
Depreciation and amortization	211,130	207,204
Net operating loss carryforward	3,105,490	2,751,701
Valuation allowance	(3,832,058)	(3,464,740)
Deferred tax assets, net	$791,759	$977,450

Deferred tax liabilities:
Increase in fair value of intangible assets acquired through acquisition	$1,815,719	$1,882,829
Impairment of intangible assets acquired through acquisition	(1,815,719)	-
Deferred tax liabilities	$-	$1,882,829

Schedule of Taxes Payable	Taxes payable consists of the following:
	June 30, 2025	December 31, 2024
Income taxes payable	$5,697	$5,591
VAT and other tax payable	121,128	239,179
Taxes payable	$126,825	$244,770